Revenue (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disaggregation of Revenue [Line Items]
Revenue	$ 674,852	$ 620,125
Top client
Disaggregation of Revenue [Line Items]
Revenue	99,994	65,818
Clients 2-5
Disaggregation of Revenue [Line Items]
Revenue	169,339	164,301
Clients 6-10
Disaggregation of Revenue [Line Items]
Revenue	89,067	98,539
Clients 11-25
Disaggregation of Revenue [Line Items]
Revenue	124,826	117,271
Other
Disaggregation of Revenue [Line Items]
Revenue	$ 191,626	$ 174,196